Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (0.7%)
Comcast Corp. Class A	20,413,023	698,125
John Wiley & Sons Inc. Class A	221,907	9,684
		707,809
Consumer Discretionary (5.5%)
Home Depot Inc.	5,312,210	1,914,999
McDonald's Corp.	3,832,559	1,225,078
Lowe's Cos. Inc.	3,033,807	678,238
Starbucks Corp.	6,062,033	485,266
NIKE Inc. Class B	6,366,947	359,096
DR Horton Inc.	1,559,413	197,016
Tractor Supply Co.	2,856,624	144,602
Williams-Sonoma Inc.	675,612	104,362
Domino's Pizza Inc.	184,708	90,575
Genuine Parts Co.	743,855	87,440
Service Corp. International	773,518	61,804
Pool Corp.	203,602	59,684
Dick's Sporting Goods Inc.	309,399	58,087
Lithia Motors Inc.	142,481	41,713
Churchill Downs Inc.	393,468	35,573
Thor Industries Inc.	283,954	20,564
Graham Holdings Co. Class B	18,037	16,595
Brunswick Corp.	354,877	16,342
Dillard's Inc. Class A	16,051	5,564
Shoe Carnival Inc.	96,164	1,671
		5,604,269
Consumer Staples (11.2%)
Costco Wholesale Corp.	2,369,607	2,356,574
Walmart Inc.	23,214,515	2,257,612
Procter & Gamble Co.	12,595,161	2,047,595
Coca-Cola Co.	20,735,059	1,504,329
PepsiCo Inc.	7,337,467	994,814
Mondelez International Inc. Class A	7,150,657	487,174
Colgate-Palmolive Co.	4,369,338	402,809
Target Corp.	2,463,505	238,221
Sysco Corp.	2,626,834	187,556
Kroger Co.	2,559,537	184,824
Hershey Co.	790,332	132,136
Church & Dwight Co. Inc.	1,310,031	130,138
McCormick & Co. Inc.	1,349,167	103,427
Clorox Co.	661,912	94,190
Tyson Foods Inc. Class A	1,528,964	93,634
Casey's General Stores Inc.	198,462	91,807
Ingredion Inc.	348,614	46,303
Brown-Forman Corp. Class B	1,062,515	37,018
Lancaster Colony Corp.	103,258	16,808
WD-40 Co.	72,421	16,538
J & J Snack Foods Corp.	83,329	10,799
Brown-Forman Corp. Class A	198,367	6,865
Andersons Inc.	172,282	6,497
Tootsie Roll Industries Inc.	90,849	2,907
Oil-Dri Corp. of America	54,959	2,313
		11,452,888
Energy (2.8%)
Exxon Mobil Corp.	23,505,580	2,482,894
Phillips 66	2,208,535	229,820
Texas Pacific Land Corp.	100,773	129,883
DTE Midstream LLC	519,564	50,502
		2,893,099

Vanguard® Dividend Appreciation Index Fund
	Shares	Market Value ($000)
Financials (22.4%)
JPMorgan Chase & Co.	15,056,939	3,683,228
Visa Inc. Class A	8,797,188	3,039,428
Mastercard Inc. Class A	4,383,863	2,402,620
Bank of America Corp.	35,701,452	1,423,774
Goldman Sachs Group Inc.	1,678,826	919,241
S&P Global Inc.	1,698,064	849,117
Morgan Stanley	6,634,325	765,734
Blackrock Inc.	778,587	711,831
Marsh & McLennan Cos. Inc.	2,626,639	592,228
Chubb Ltd.	2,004,956	573,578
CME Group Inc.	1,927,291	534,014
Intercontinental Exchange Inc.	3,070,812	515,804
Arthur J Gallagher & Co.	1,336,038	428,454
Aon plc Class A (XNYS)	1,156,649	410,367
Moody's Corp.	833,403	377,632
PNC Financial Services Group Inc.	2,122,191	341,015
Travelers Cos. Inc.	1,214,126	320,687
Bank of New York Mellon Corp.	3,888,633	312,685
Aflac Inc.	2,674,058	290,617
Allstate Corp.	1,416,202	280,960
Discover Financial Services	1,342,714	245,274
Ameriprise Financial Inc.	518,812	244,371
MetLife Inc.	3,110,519	234,440
MSCI Inc.	419,147	228,481
Hartford Insurance Group Inc.	1,550,325	190,178
Nasdaq Inc.	2,213,186	168,667
Brown & Brown Inc.	1,269,534	140,410
State Street Corp.	1,567,925	138,134
Raymond James Financial Inc.	978,530	134,098
Fifth Third Bancorp	3,586,852	128,911
Cboe Global Markets Inc.	559,845	124,174
Cincinnati Financial Corp.	835,918	116,368
W R Berkley Corp.	1,610,085	115,427
Fidelity National Financial Inc.	1,390,175	89,041
FactSet Research Systems Inc.	203,178	87,818
Principal Financial Group Inc.	1,125,512	83,457
Unum Group	898,535	69,780
Jack Henry & Associates Inc.	390,192	67,671
RenaissanceRe Holdings Ltd.	277,775	67,202
Reinsurance Group of America Inc.	352,223	65,975
Globe Life Inc.	448,968	55,376
Assurant Inc.	274,221	52,853
American Financial Group Inc.	385,975	48,888
Erie Indemnity Co. Class A	133,361	47,826
Old Republic International Corp.	1,247,423	46,903
Primerica Inc.	178,426	46,760
SouthState Corp.	524,653	45,529
MarketAxess Holdings Inc.	201,589	44,670
Morningstar Inc.	144,458	41,130
SEI Investments Co.	523,911	41,017
Cullen / Frost Bankers Inc.	342,926	39,941
Commerce Bancshares Inc.	655,319	39,804
Wintrust Financial Corp.	355,516	39,523
Evercore Inc. Class A	189,476	38,898
Zions Bancorp NA	789,854	35,520
Prosperity Bancshares Inc.	509,381	34,587
UMB Financial Corp.	363,839	34,408
First American Financial Corp.	550,878	33,499
RLI Corp.	445,824	32,995
Hanover Insurance Group Inc.	192,639	31,997
Cadence Bank	978,311	28,625
Selective Insurance Group Inc.	325,153	28,363
Home BancShares Inc.	988,441	27,429
Bank OZK	564,811	24,061
First Financial Bankshares Inc.	687,721	23,046
Assured Guaranty Ltd.	255,887	22,449
CNO Financial Group Inc.	551,804	20,935
ServisFirst Bancshares Inc.	268,398	19,115
United Community Banks Inc.	638,282	17,623

Vanguard® Dividend Appreciation Index Fund
	Shares	Market Value ($000)
International Bancshares Corp.	285,869	17,449
Community Financial System Inc.	280,970	15,338
Independent Bank Corp. (XNGS)	227,066	13,417
BancFirst Corp.	106,294	12,524
Towne Bank	369,632	12,179
BOK Financial Corp.	120,078	11,188
First Merchants Corp.	313,458	11,172
Cohen & Steers Inc.	143,547	10,955
NBT Bancorp Inc.	252,006	10,670
Stock Yards Bancorp Inc.	144,775	10,538
Enterprise Financial Services Corp.	198,476	10,325
Nelnet Inc. Class A	93,093	9,876
City Holding Co.	78,603	9,108
Horace Mann Educators Corp.	217,664	9,042
Federal Agricultural Mortgage Corp. Class C	49,950	8,758
Lakeland Financial Corp.	136,408	7,594
Westamerica BanCorp	142,617	6,907
TriCo Bancshares	176,228	6,799
German American Bancorp Inc.	158,685	6,016
1st Source Corp.	90,292	5,413
Bank First Corp.	48,175	5,260
AMERISAFE Inc.	101,811	4,733
Mercantile Bank Corp.	86,217	3,648
First Mid Bancshares Inc.	108,541	3,629
Republic Bancorp Inc. Class A	50,867	3,451
Independent Bank Corp.	111,546	3,398
First Community Bankshares Inc.	86,924	3,275
Cass Information Systems Inc.	64,518	2,628
Southern Missouri Bancorp Inc.	49,909	2,628
Northrim BanCorp Inc.	29,302	2,353
First Business Financial Services Inc.	38,595	1,858
Unity Bancorp Inc.	32,633	1,351
		22,800,141
Health Care (17.3%)
Eli Lilly & Co.	4,213,964	3,788,143
UnitedHealth Group Inc.	4,921,775	2,025,015
Johnson & Johnson	12,876,208	2,012,680
AbbVie Inc.	9,450,904	1,843,871
Abbott Laboratories	9,276,171	1,212,859
Merck & Co. Inc.	13,528,547	1,152,632
Amgen Inc.	2,874,766	836,327
Stryker Corp.	1,834,909	686,109
Danaher Corp.	3,437,657	685,228
Medtronic plc	6,858,707	581,344
Elevance Health Inc.	1,240,273	521,634
McKesson Corp.	678,892	483,908
Zoetis Inc.	2,412,763	377,356
Becton Dickinson & Co.	1,545,783	320,116
Cencora Inc.	937,881	274,490
ResMed Inc.	785,050	185,735
Cardinal Health Inc.	1,294,269	182,867
STERIS plc	527,893	118,639
Quest Diagnostics Inc.	597,023	106,402
West Pharmaceutical Services Inc.	387,691	81,915
Chemed Corp.	80,177	46,624
Ensign Group Inc.	304,502	39,278
LeMaitre Vascular Inc.	109,440	9,931
National HealthCare Corp.	66,349	6,269
		17,579,372
Industrials (11.0%)
Caterpillar Inc.	2,582,053	798,552
Honeywell International Inc.	3,477,569	732,028
Union Pacific Corp.	3,242,309	699,236
Automatic Data Processing Inc.	2,179,081	655,032
Eaton Corp. plc	2,113,559	622,168
Lockheed Martin Corp.	1,128,244	539,019
Waste Management Inc.	1,953,420	455,850
Cintas Corp.	1,833,376	388,089
General Dynamics Corp.	1,380,089	375,550

Vanguard® Dividend Appreciation Index Fund
	Shares	Market Value ($000)
Northrop Grumman Corp.	732,427	356,326
Illinois Tool Works Inc.	1,437,146	344,786
Emerson Electric Co.	3,049,528	320,536
CSX Corp.	10,312,616	289,475
Republic Services Inc.	1,088,714	272,995
Paychex Inc.	1,712,908	252,003
Fastenal Co.	3,063,985	248,091
WW Grainger Inc.	237,019	242,781
L3Harris Technologies Inc.	1,014,333	223,174
Cummins Inc.	733,625	215,568
Xylem Inc.	1,299,183	156,643
Broadridge Financial Solutions Inc.	625,039	151,509
Rockwell Automation Inc.	603,758	149,539
Veralto Corp.	1,322,481	126,826
Dover Corp.	733,610	125,191
Hubbell Inc.	286,989	104,229
RB Global Inc. (XTSE)	986,256	99,316
Lennox International Inc.	171,468	93,750
Carlisle Cos. Inc.	241,701	91,721
Snap-on Inc.	280,792	88,115
Watsco Inc.	186,282	85,660
Expeditors International of Washington Inc.	748,484	82,266
Booz Allen Hamilton Holding Corp.	683,373	82,018
Pentair plc	883,527	80,162
HEICO Corp. Class A	398,043	79,979
Comfort Systems USA Inc.	189,770	75,443
Graco Inc.	902,759	73,674
IDEX Corp.	404,964	70,452
Masco Corp.	1,153,778	69,930
Owens Corning	458,768	66,709
Allegion plc	464,906	64,715
ITT Inc.	435,640	59,691
CH Robinson Worldwide Inc.	632,153	56,401
JB Hunt Transport Services Inc.	426,069	55,636
Nordson Corp.	290,653	55,099
HEICO Corp.	214,622	53,819
Lincoln Electric Holdings Inc.	301,698	53,159
Applied Industrial Technologies Inc.	205,619	50,023
Huntington Ingalls Industries Inc.	209,354	48,223
Tetra Tech Inc.	1,432,353	44,675
A O Smith Corp.	637,007	43,227
Advanced Drainage Systems Inc.	377,398	42,831
Donaldson Co. Inc.	640,025	42,069
Toro Co.	548,767	37,470
Simpson Manufacturing Co. Inc.	225,478	34,654
MSA Safety Inc.	210,120	33,077
UFP Industries Inc.	324,679	32,095
Ryder System Inc.	226,097	31,127
Watts Water Technologies Inc. Class A	146,361	30,407
Oshkosh Corp.	348,047	29,152
AGCO Corp.	331,492	28,120
GATX Corp.	190,063	27,742
Air Lease Corp.	553,774	25,894
Timken Co.	341,558	21,945
Mueller Water Products Inc. Class A	835,315	21,919
Exponent Inc.	271,912	21,394
Matson Inc.	177,558	19,370
Kadant Inc.	62,801	18,526
Franklin Electric Co. Inc.	210,018	17,843
Brady Corp. Class A	235,415	16,547
ABM Industries Inc.	335,715	16,363
Griffon Corp.	212,215	14,454
McGrath RentCorp.	131,234	13,999
Insperity Inc.	190,185	12,364
HNI Corp.	255,614	10,812
Alamo Group Inc.	55,560	9,277
Standex International Corp.	64,530	9,126
CSG Systems International Inc.	148,744	8,944
Worthington Enterprises Inc.	166,806	8,445
Hillenbrand Inc.	376,445	7,615

Vanguard® Dividend Appreciation Index Fund
	Shares	Market Value ($000)
Lindsay Corp.	58,004	7,486
Tennant Co.	101,237	7,305
Apogee Enterprises Inc.	117,197	4,649
Gorman-Rupp Co.	110,616	3,967
Hyster-Yale Inc.	58,607	2,252
		11,238,299
Information Technology (22.7%)
Broadcom Inc.	22,233,843	4,279,348
Microsoft Corp.	10,621,807	4,198,375
Apple Inc.	18,068,944	3,839,651
Cisco Systems Inc.	21,317,851	1,230,680
Oracle Corp.	8,595,520	1,209,562
International Business Machines Corp.	4,945,017	1,195,804
Accenture plc Class A	3,341,664	999,659
Intuit Inc.	1,498,984	940,568
QUALCOMM Inc.	5,941,740	882,111
Texas Instruments Inc.	4,878,646	780,827
Analog Devices Inc.	2,655,299	517,571
KLA Corp.	715,383	502,692
Amphenol Corp. Class A	6,447,668	496,148
Lam Research Corp.	6,881,192	493,175
Motorola Solutions Inc.	893,788	393,615
Roper Technologies Inc.	573,426	321,164
TE Connectivity plc	1,599,900	234,193
Microchip Technology Inc.	2,871,694	132,328
HP Inc.	5,153,784	131,782
CDW Corp.	712,557	114,408
Amdocs Ltd.	612,612	54,265
Badger Meter Inc.	157,208	34,715
Dolby Laboratories Inc. Class A	319,564	24,539
Littelfuse Inc.	132,819	24,214
Avnet Inc.	465,540	21,876
Power Integrations Inc.	304,259	14,945
		23,068,215
Materials (3.4%)
Linde plc	2,546,546	1,154,171
Sherwin-Williams Co.	1,239,133	437,315
Ecolab Inc.	1,347,731	338,860
Air Products & Chemicals Inc.	1,188,925	322,306
Vulcan Materials Co.	706,220	185,263
Nucor Corp.	1,255,726	149,896
PPG Industries Inc.	1,240,979	135,093
Steel Dynamics Inc.	757,213	98,218
Reliance Inc.	289,459	83,431
Avery Dennison Corp.	429,861	73,553
RPM International Inc.	688,099	73,454
Royal Gold Inc.	351,678	64,255
AptarGroup Inc.	355,773	53,348
Eastman Chemical Co.	620,107	47,748
Albemarle Corp.	628,288	36,786
Balchem Corp.	173,712	27,195
Cabot Corp.	293,223	23,030
Silgan Holdings Inc.	433,750	22,403
Westlake Corp.	179,366	16,579
Avient Corp.	489,249	16,297
HB Fuller Co.	292,585	15,811
Hawkins Inc.	101,701	12,385
Innospec Inc.	133,458	11,942
Materion Corp.	110,922	9,208
Quaker Chemical Corp.	73,502	7,787
Stepan Co.	113,412	5,734
Worthington Steel Inc.	187,202	4,804
		3,426,872
Utilities (2.7%)
NextEra Energy Inc.	10,997,834	735,535
Sempra	3,387,327	251,577
Xcel Energy Inc.	3,071,345	217,144
Public Service Enterprise Group Inc.	2,664,555	212,978
Entergy Corp.	2,293,586	190,757

Vanguard® Dividend Appreciation Index Fund
		Shares	Market Value ($000)
	American Water Works Co. Inc.	1,042,437	153,249
	DTE Energy Co.	1,107,618	151,744
	Ameren Corp.	1,427,758	141,691
	Atmos Energy Corp.	830,340	133,377
	CMS Energy Corp.	1,597,910	117,686
	NiSource Inc.	2,496,602	97,642
	Alliant Energy Corp.	1,372,323	83,766
	Essential Utilities Inc.	1,351,029	55,568
	National Fuel Gas Co.	488,666	37,520
	IDACORP Inc.	284,878	33,641
	TXNM Energy Inc.	482,389	25,663
	Otter Tail Corp.	223,818	17,767
	MGE Energy Inc.	193,554	17,501
	American States Water Co.	202,079	16,391
	California Water Service Group	317,705	16,092
	Chesapeake Utilities Corp.	121,749	16,031
	SJW Group	161,763	9,178
	Middlesex Water Co.	95,486	6,027
	Unitil Corp.	86,468	5,072
	York Water Co.	76,870	2,706
			2,746,303
Total Common Stocks (Cost $70,825,999)			101,517,267
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.350% (Cost $246,190)	2,462,420	246,217
Total Investments (99.9%) (Cost $71,072,189)			101,763,484
Other Assets and Liabilities—Net (0.1%)			90,695
Net Assets (100%)			101,854,179
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	425	118,724	3,849

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/30/26	GSI	68,140	(4.333)	3,947	—
Visa Inc. Class A	8/29/25	BANA	153,748	(4.337)	—	(564)
					3,947	(564)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,234 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which

Vanguard® Dividend Appreciation Index Fund
market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	101,517,267	—	—	101,517,267
Temporary Cash Investments	246,217	—	—	246,217
Total	101,763,484	—	—	101,763,484
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,849	—	—	3,849
Swap Contracts	—	3,947	—	3,947
Total	3,849	3,947	—	7,796
Liabilities
Swap Contracts	—	(564)	—	(564)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.